Stock-Based Compensation - Schedule of Other Equity Instruments (Detail) - Deferred Share Units [Member] - Board of Director [Member] - Equity	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of range of exercise prices of outstanding share options [Line Items]
Beginning balance	2,645,000	2,682,000
Issued	141,000	156,000
Reinvested	98,000	88,000
Redeemed	(346,000)	(279,000)
Forfeitures and cancellations		(2,000)
Ending balance	2,538,000	2,645,000